VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Jun. 30, 2019
VARIABLE INTEREST ENTITIES
Schedule of information regarding consolidated VIEs

Summary information regarding consolidated VIEs is as follows:

	June 30, 2018	June 30, 2019	June 30, 2019
	RMB	RMB	U.S. Dollars
ASSETS
Current Assets
Cash and cash equivalents	¥7,336,672	¥444,763	$64,770
Notes receivable	3,995,962	3,073,680	447,615
Trade accounts receivable, net	24,254,007	71,945,194	10,477,252
Purchase advances, net	12,654,546	1,343,576	195,663
Other assets	14,281,461	16,578,876	2,414,353
Total current assets	62,522,648	93,386,089	13,599,653

Non-current assets	20,966,716	38,591,721	5,620,044
Total Assets	¥83,489,364	¥131,977,810	$19,219,697

LIABILITIES
Trade accounts payable	¥8,754,347	¥14,089,293	$2,051,799
Taxes payable	278,184	2,027,076	295,200
Other liabilities	14,730,356	23,514,531	3,424,380
Total current liabilities	23,762,887	39,630,900	5,771,379

Non-current liabilities	8,943,834	8,196,204	1,193,599
Total Liabilities	¥32,706,721	¥47,827,104	$6,964,978